Financial instruments and fair value disclosures - Cash flow hedges (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial liabilities carrying amount	$ 3,327.4	$ 958.7
Derivative financial liabilities, Contractual cash flows	9.0	14.8
Less than one year/2018
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative financial liabilities, Contractual cash flows	6.8	11.9
1-2 Years/2019
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative financial liabilities, Contractual cash flows	1.9	1.9
Maturing in 2 to 5 years
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative financial liabilities, Contractual cash flows	0.3	1.0
Foreign exchange forward contracts | Cash flow hedges
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Financial assets carrying amount	3.8	7.9
Financial liabilities carrying amount	2.1	4.6
Derivative financial assets, Contractual cash flows	4.3	8.1
Derivative financial liabilities, Contractual cash flows	2.2	4.7
Foreign exchange forward contracts | Less than one year/2018 | Cash flow hedges
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative financial assets, Contractual cash flows	3.0	5.8
Derivative financial liabilities, Contractual cash flows	1.4	3.1
Foreign exchange forward contracts | 1-2 Years/2019 | Cash flow hedges
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative financial assets, Contractual cash flows	1.0	1.6
Derivative financial liabilities, Contractual cash flows	0.5	0.8
Foreign exchange forward contracts | Maturing in 2 to 5 years | Cash flow hedges
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative financial assets, Contractual cash flows	0.3	0.7
Derivative financial liabilities, Contractual cash flows	$ 0.3	$ 0.8